Basis of Presentation	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation

Note 1—Basis of Presentation

The unaudited consolidated financial statements include the accounts and results of operations of Anchor BanCorp Wisconsin Inc. (the “Corporation” or the “Company”) and its wholly-owned subsidiaries, AnchorBank, fsb (the “Bank”) and Investment Directions, Inc. (“IDI”). The Bank has one subsidiary at June 30, 2014: ADPC Corporation. Significant inter-company balances and transactions have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (including normal recurring accruals) necessary for a fair presentation of the unaudited interim consolidated financial statements have been included.

In preparing the unaudited consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of foreclosed real estate, the net carrying value of mortgage servicing rights and deferred tax assets, and the fair value of investment securities, interest rate lock commitments, forward contracts to sell mortgage loans, and loans held for sale. The results of operations and other data for the three- and six-month periods ended June 30, 2014 are not necessarily indicative of results that may be expected for the year ending December 31, 2014. We have evaluated all subsequent events through the date of this filing. The interim unaudited consolidated financial statements presented herein should be read in conjunction with the audited consolidated financial statements and related notes thereto included in the Corporation’s Annual Report on Form 10-K/T for the transition period ended December 31, 2013.

Change in Fiscal Year End. On December 18, 2013, the Board approved the change of our fiscal year end from March 31 to December 31, beginning with December 31, 2013. References to any previous fiscal years mean the fiscal years ended on March 31. As a result of the change in fiscal year end, the consolidated financial statements include the Company’s financial results for the six month period from January 1, 2013 to June 30, 2013 of which January 1, 2013 to March 31, 2013 results were previously included in the fiscal year ended March 31, 2013 results.

Reclassifications. Certain prior period amounts are reclassified to conform to the current period presentations with no impact on net income (loss) or total stockholders’ equity when applicable.